Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of disaggregation of revenue

	Holographic solutions	Holographic technology service	Total December 31, 2023
	RMB	RMB	RMB
Revenue recognized at a point in time	22,415,106	135,202,499	157,617,605
Revenue recognized over time	45,930,400	-	45,930,400
Total revenue	68,345,506	135,202,499	203,548,005

	Holographic solutions	Holographic technology service	Total December 31, 2024
	RMB	RMB	RMB
Revenue recognized at a point in time	28,284,788	161,405,750	189,690,538
Revenue recognized over time	100,607,446	-	100,607,446
Total revenue	128,892,234	161,405,750	290,297,984

	Holographic solutions	Holographic technology service	Total December 31, 2025
	RMB	RMB	RMB
Revenue recognized at a point in time	12,342,114	204,427,203	216,769,317
Revenue recognized over time	186,916,906	-	186,916,906
Total revenue	199,259,020	204,427,203	403,686,223

Schedule of segments

	Holographic solutions	Holographic technology service	Total December 31, 2023
	RMB	RMB	RMB
Revenues	68,345,506	135,202,499	203,548,005
Cost of revenues	(59,562,014)	(69,734,292)	(129,296,306)
Gross profit	8,783,492	65,468,207	74,251,699
Depreciation and amortization	(6,161,834)	-	(6,161,834)
Total capital expenditures	(774,615)	-	(774,615)

	Holographic solutions	Holographic technology service	Total December 31, 2024
	RMB	RMB	RMB
Revenues	128,892,235	161,405,749	290,297,984
Cost of revenues	(106,682,488)	(118,169,173)	(224,851,661)
Gross profit	22,209,747	43,236,576	65,446,323
Depreciation and amortization	(363,432)	(455,109)	(818,541)
Total capital expenditures	(11,927)	-	(11,927)

	Holographic solutions	Holographic technology service	Total December 31, 2025
	RMB	RMB	RMB
Revenues	199,259,020	204,427,203	403,686,223
Cost of revenues	(160,434,849)	(157,374,663)	(317,809,512)
Gross profit	38,824,171	47,052,540	85,876,711
Depreciation and amortization	(197,059)	(9,591)	(206,650)
Total capital expenditures	(87,550)	(12,344)	(99,894)

Total assets as of:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Holographic solutions	1,582,974,051	2,758,511,223	392,458,346
Holographic technology service	31,923,161	20,187,715	2,872,142
Total assets	1,614,897,212	2,778,698,938	395,330,488

Schedule of disaggregation

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2025
	RMB	RMB	RMB	USD
Holographic Technology LiDAR Products	16,330,569	20,279,244	9,020,959	1,262,927
Holographic Technology Intelligence Vision software and Technology Development Service	45,930,400	100,607,447	187,991,434	26,318,643
Holographic Technology Licensing and Content Product	5,594,979	7,969,381	2,246,627	314,525
Holographic Hardware Sales	489,558	36,163	-	-
Total Holographic Solutions	68,345,506	128,892,235	199,259,020	27,896,095

Schedule of reconciliation of segment gross profit

	Holographic solutions	Holographic technology service	Total December 31, 2023
	RMB	RMB	RMB
Gross profit	8,783,492	65,468,207	74,251,699

Operating expenses:
Selling expenses	(5,467,408)	(1,224,908)	(6,692,316)
General and administrative expenses	(23,501,382)	(41,852,819)	(65,354,201)
Research and development expenses	(10,899,882)	(67,755,690)	(78,655,572)
Allowance for expected credit losses	(845,392)	(12,321)	(857,713)
Change in fair value of warrant liabilities	-	372,961	372,961
Total operating expenses	(40,714,065)	(110,472,776)	(151,186,841)

Loss from operations	(31,930,573)	(45,004,569)	(76,935,142)

Other income (expenses)
Finance income, net	2,596,503	766,581	3,363,084
Loss on disposal of subsidiaries	(7,174,930)	(8,104,019)	(15,278,949)
Other income, net	555,352	2,568,751	3,124,103
Total other expenses, net	(4,023,075)	(4,768,687)	(8,791,762)

Loss before income taxes	(35,953,648)	(49,773,256)	(85,726,904)

	Holographic solutions	Holographic technology service	Total December 31, 2024
	RMB	RMB	RMB
Gross profit	22,209,747	43,236,576	65,446,323

Operating expenses:
Selling expenses	(2,465,056)	(1,061,747)	(3,526,803)
General and administrative expenses	(8,213,194)	(15,039,323)	(23,252,517)
Research and development expenses	(23,148,863)	(151,245,884)	(174,394,747)
Allowance for expected credit losses	(1,272,420)	(1,220,058)	(2,492,478)
Change in fair value of warrant liabilities	-	62,543	62,543
Total operating expenses	(35,099,533)	(168,504,469)	(203,604,002)

Loss from operations	(12,889,786)	(125,267,893)	(138,157,679)

Other income (expenses)
Finance income, net	2,167,284	21,083,076	23,250,360
Investment gain	-	42,298,644	42,298,644
Gain on disposal of subsidiaries	-	5,904,530	5,904,530
Other income, net	1,379,654	3,630,906	5,010,560
Total other income, net	3,546,937	72,917,157	76,464,094

Loss before income taxes	(9,342,849)	(52,350,736)	(61,693,585)

	Holographic solutions	Holographic technology service	Total December 31, 2025
	RMB	RMB	RMB
Gross profit	38,824,171	47,052,540	85,876,711

Operating expenses:
Selling expenses	(2,019,307)	(675,421)	(2,694,728)
General and administrative expenses	(6,550,604)	(12,687,505)	(19,238,109)
Research and development expenses	(12,593,485)	(44,367,345)	(56,960,830)
Allowance for expected credit losses	(1,978,105)	(2,400,596)	(4,378,701)
Change in fair value of warrant liabilities	-	-	-
Total operating expenses	(23,141,500)	(60,130,868)	(83,272,368)

Income (Loss) from operations	15,682,671	(13,078,328)	2,604,343

Other income (expenses)
Finance income, net	1,865,996	42,508,337	44,374,333
Investment loss	-	(98,351,630)	(98,351,630)
Gain on disposal of subsidiaries	-	311,369	311,369
Other income, net	481,700	406,282	887,982
Total other income (expenses), net	2,347,696	(55,125,642)	(52,777,946)

Income (Loss) before income taxes	18,030,367	(68,203,970)	(50,173,603)